Secured and unsecured debt (Tables)	12 Months Ended
Dec. 31, 2011
Secured and unsecured debt
Summary of maturities of secured and unsecured debt

	Secured Notes Payable			Unsecured Debt
	Our Share	Noncontrolling Interests’ Share	Total Consolidated	Line of Credit and Bank Term Loans	Convertible Notes
2012	$10,493	$364	$10,857	$250,000	$84,801
2013	51,869	384	52,253	–	–
2014	284,731	20,869	305,600	–	250
2015	7,171	–	7,171	370,000	–
2016	233,454	–	233,454	750,000	–
Thereafter	115,790	–	115,790	600,000	–
Subtotal	$703,508	$21,617	725,125	1,970,000	85,051
Unamortized discounts			(820)	–	(92)
Total			$724,305	$1,970,000	$84,959

Summary of secured and unsecured debt
	Fixed Rate/ Hedged	Floating Rate	Total	Percentage of Outstanding Balance	Weighted Average Interest Rate at End of Period (1)	Weighted Average Remaining Term
Secured notes payable	$647,585	$76,720	$724,305	26.1%	5.77%	4.1 Years
Unsecured line of credit (2)	–	370,000	370,000	13.3	2.59	3.1 Years	(3)
2012 Unsecured Bank Term Loan	250,000	–	250,000	9.0	5.63	0.8 Years	(3)
2016 Unsecured Bank Term Loan	750,000	–	750,000	27.0	3.28	4.5 Years	(3)
2017 Unsecured Bank Term Loan	450,000	150,000	600,000	21.6	1.93	5.1 Years	(3)
Unsecured convertible notes	84,959	–	84,959	3.0	5.97	15.0 Days	(4)
Total debt	$2,182,544	$596,720	$2,779,264	100.0%	3.84%	3.9 Years

(1)

Represents the contractual interest rate as of the end of the period plus the impact of debt premiums/discounts and our interest rate hedge agreements on our secured notes payable, unsecured line of credit, unsecured bank term loans, and unsecured convertible notes. The weighted average interest rate excludes bank fees and amortization of loan fees. See also Note 8, Interest rate hedge agreements. The weighted average interest rate related to outstanding borrowings for our unhedged floating rate debt is based upon one-month LIBOR. The interest rate resets periodically and will vary in future periods.

(2)

Total commitments available for borrowing aggregate $1.5 billion under our unsecured line of credit. As of December 31, 2011, we had $1.1 billion available for borrowing under our unsecured line of credit.

(3)

Our unsecured line of credit and unsecured bank term loans may be repaid prior to the maturity dates of these loans without a prepayment penalty. The maturity dates of these loans are as follows, assuming we exercise our sole right to extend the maturity dates:

	Stated Maturity Date	Extension Option	Extended Maturity Date
Unsecured line of credit	January 2014	Two extensions of 6 months each	January 2015
2012 Unsecured Bank Term Loan	October 2012	N/A	October 2012
2016 Unsecured Bank Term Loan	June 2015	One year	June 2016
2017 Unsecured Bank Term Loan	January 2016	One year	January 2017

Each extension option shown above represents extensions at our sole election with delivery of notice to our lenders. Interest on outstanding borrowings under our unsecured line of credit or unsecured bank term loans are based upon our election of LIBOR for one, two, three, or six months plus an applicable margin.

(4)

During January 2012, we repurchased approximately $83.8 million in principal amount of our 3.70% unsecured convertible notes (“3.70% Unsecured Convertible Notes”) at par, pursuant to options exercised by holders thereof under the indenture governing the notes. Approximately $1.0 million of our 3.70% Unsecured Convertible Notes remained outstanding as of February 21, 2012.

Schedule of maturity dates of secured and unsecured debt

	Stated Maturity Date	Extension Option	Extended Maturity Date
Unsecured line of credit	January 2014	Two extensions of 6 months each	January 2015
2012 Unsecured Bank Term Loan	October 2012	N/A	October 2012
2016 Unsecured Bank Term Loan	June 2015	One year	June 2016
2017 Unsecured Bank Term Loan	January 2016	One year	January 2017

Schedule of future payments due on secured notes payable

Description	Maturity Date	Type	Stated Rate	Effective Rate (1)	Amount
Other scheduled principal repayments/amortization					$10,857
2012 Total					$10,857

California – San Diego	3/1/13	Insurance Co.	6.21%	6.21%	$7,934
Suburban Washington, D.C.	9/1/13	CMBS	6.36	6.36	26,093
California – San Francisco	11/16/13	Other	6.14	6.14	7,527
Other scheduled principal repayments/amortization					10,699
2013 Total					$52,253

Suburban Washington, D.C.	4/20/14	Bank	2.29%	2.29%	$76,000
Greater Boston	4/1/14	Insurance Co.	5.26	5.59	208,685
San Diego	7/1/14	Bank	6.05	4.88	6,458
San Diego	11/1/14	Bank	5.39	4.00	7,495
Washington – Seattle	11/18/14	Other	5.90	5.90	240
Other scheduled principal repayments/amortization					6,722
2014 Total					$305,600

Other scheduled principal repayments/amortization					$7,171
2015 Total					$7,171

California – San Diego, San Francisco, and Greater Boston	1/1/16	CMBS	5.73%	5.73%	$75,501
Greater Boston and NYC/New Jersey/Suburban Philadelphia	4/1/16	CMBS	5.82	5.82	29,389
California – San Francisco	8/1/16	CMBS	6.35	6.35	126,715
Other scheduled principal repayments/amortization					1,849
2016 Total					$233,454

Thereafter					115,790
Subtotal					725,125
Unamortized discounts					(820)
Total					$724,305

(1)	Represents the contractual interest rate as of the end of the period plus the impact of debt premiums/discounts. The effective rate excludes bank fees and amortization of loan fees.

Summary of balances outstanding unsecured line of credit and unsecured term loans

	December 31, 2011
	Balance	Applicable Margin	Interest Rate (1)	Maturity Date
Unsecured line of credit	$370,000	2.30%	2.59%	January 2015
2012 Unsecured Bank Term Loan	250,000	0.70%	5.63%	October 2012
2016 Unsecured Bank Term Loan	750,000	1.65%	3.28%	June 2016
2017 Unsecured Bank Term Loan	600,000	1.50%	1.93%	January 2017
	$1,970,000

	December 31, 2010
	Balance	Applicable Margin	Interest Rate (1)
Unsecured line of credit	$748,000	1.00%	1.26%
2012 Unsecured Bank Term Loan	750,000	1.00%	4.41%
	$1,498,000

(1)   Represents the contractual interest rate as of the end of the period plus the impact of debt premiums/discounts. The interest rate excludes bank fees and amortization of loan fees.

Summary of financial covenants

Covenant	Requirement

Leverage Ratio (1)	Less than or equal to 60.0%

Unsecured Leverage Ratio	Less than or equal to 60.0%

Fixed Charge Coverage Ratio	Greater than or equal to 1.5x

Unsecured Debt Yield	Greater than or equal to 12.00%

Minimum Book Value	Greater than or equal to the sum of $2.0 billion and 50% of the net proceeds of equity offerings after January 28, 2011

Secured Debt Ratio	Less than or equal to 40.0%

(1)   The leverage ratio threshold under our 2017 Unsecured Bank Term Loan may increase from 60% to 65% for the quarter end in which a material acquisition occurs and for each of the three quarters following such an event.

Summary of balances and terms of unsecured convertible notes

	8.00% Unsecured Convertible Notes		3.70% Unsecured Convertible Notes
	December 31,		December 31,
	2011	2010	2011		2010
Principal amount	$250	$250	$84,801		$301,934
Unamortized discount	15	20	77		6,871
Net carrying amount of liability component	$235	$230	$84,724		$295,063

Carrying amount of equity component	$27	$27	$8,080		$28,769
Number of shares on which the aggregate consideration to be delivered on conversion is determined	6,087	6,047	N/A	(1)	N/A	(1)

Issuance date	April 2009	January 2007
Stated interest rate	8.00%	3.70%
Effective interest rate	11.0%	5.96%
Conversion rate per $1,000 principal value of unsecured convertible notes, as adjusted	24.3480	8.5207

Summary of components of interest cost recognized on unsecured convertible notes

	8.00% Unsecured Convertible Notes			3.70% Unsecured Convertible Notes
	Year Ended			Year Ended
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
Contractual interest	$20	$8,806	$13,013	$6,013	$14,093	$15,108
Amortization of discount on liability component	5	2,081	2,912	3,529	7,914	7,907
Total interest cost	$25	$10,887	$15,925	$9,542	$22,007	$23,015

(1)     Our 3.70% Unsecured Convertible Notes require that upon conversion, the entire principal amount is to be settled in cash, and any excess value above the principal amount, if applicable, is to be settled in shares of our common stock.  Based on the December 31, 2011 and 2010 closing prices of our common stock of $68.97 and $73.26, respectively, and the conversion price of our 3.70% Unsecured Convertible Notes of $117.36 as of December 31, 2011 and 2010, the if-converted value of the notes did not exceed the principal amount as of December 31, 2011, or December 31, 2010, and accordingly, no shares of our common stock would have been issued if the notes were settled on December 31, 2011, or December 31, 2010.

Schedule of interest expense incurred

	Year Ended December 31,
	2011	2010	2009
Gross interest	$124,499	$142,477	$159,157
Capitalized interest	(61,056)	(72,835)	(76,884)
Interest expense (1)	$63,443	$69,642	$82,273

(1)     Includes interest expense related to and classified in discontinued operations.